GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 934,472	$ 630,875
Goodwill acquired	291,934	303,597
Balance at the end of the period	1,226,406	934,472
Grocery Products
Changes in the carrying amount of goodwill
Balance at the beginning of the period		123,316
Goodwill acquired		199,626
Balance at the end of the period	322,942	322,942
Refrigerated Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period			96,643
Balance at the end of the period	96,643	96,643	96,643
Jennie-O Turkey Store
Changes in the carrying amount of goodwill
Balance at the beginning of the period			203,214
Balance at the end of the period	203,214	203,214	203,214
Specialty Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	207,028		207,028
Goodwill acquired	263,829
Balance at the end of the period	470,857		207,028
International & Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	104,645	674
Goodwill acquired	28,105	103,971
Balance at the end of the period	$ 132,750	$ 104,645